Subsequent Events (Details Narrative) - USD ($)								3 Months Ended	12 Months Ended
	Dec. 01, 2022	Nov. 30, 2022	Nov. 25, 2022	Oct. 02, 2022	Sep. 06, 2022	Jan. 25, 2021	Aug. 19, 2020	Oct. 31, 2022	Jul. 31, 2022	Jul. 31, 2021	Dec. 27, 2022	Nov. 29, 2022	Jun. 02, 2022	Oct. 31, 2021	Jul. 31, 2020
Subsequent Event [Line Items]
Reverse stock split								1-for-22 (the “Reverse Stock Split”)	1-for-22 (the “Reverse Stock Split”)
Common stock par value								$ 0.0001	$ 0.0001	$ 0.0001
Shares issued price per share			$ 1.00									$ 1.00	$ 1.00
Required stockholder's equity (deficit)								$ (984,449)	$ 6,118,404	$ 38,075,801				$ 28,778,694	$ 13,870,436
Reported stockholder's equity (deficit)								984,449	(6,118,404)	$ (38,075,801)				(28,778,694)	(13,870,436)
Restructuring plan description				45%, or 18 employees.
Common Stock [Member]
Subsequent Event [Line Items]
August 2020 Registered Direct Offering, net of $1,464,276 issuance costs, shares						350,513	209,481			209,481
Required stockholder's equity (deficit)								179	179	$ 178				178	105
Reported stockholder's equity (deficit)								(179)	(179)	(178)				(178)	(105)
Warrant [Member]
Subsequent Event [Line Items]
Required stockholder's equity (deficit)								3,368,509	3,591,734	3,591,734				3,591,734	5,708,127
Reported stockholder's equity (deficit)								$ (3,368,509)	$ (3,591,734)	$ (3,591,734)				$ (3,591,734)	$ (5,708,127)
Minimum [Member] | Restructuring Plan [Member]
Subsequent Event [Line Items]
Changes in restructuring plan				$ 750,000
Minimum [Member] | Warrant [Member]
Subsequent Event [Line Items]
Exercise price of warrant								$ 75.90	$ 75.90
Maximum [Member] | Restructuring Plan [Member]
Subsequent Event [Line Items]
Changes in restructuring plan				800,000
Maximum [Member] | Warrant [Member]
Subsequent Event [Line Items]
Exercise price of warrant								$ 275.00	$ 369.60
Restructuring Plan [Member] | Minimum [Member]
Subsequent Event [Line Items]
Restructuring charges				750,000
Restructuring Plan [Member] | Maximum [Member]
Subsequent Event [Line Items]
Restructuring charges				$ 800,000
Restructuring Plan [Member] | Board of Directors [Member]
Subsequent Event [Line Items]
Restructuring plan percentage				45.00%
Subsequent Event [Member]
Subsequent Event [Line Items]
Lease renew term					3 years
Rental payments					$ 300,000
Debt stated interest rate			10.00%
Debt instrument, maturity date			Nov. 25, 2024
Debt instrument effective percent			10.00%
Common stock par value		$ 0.0001	$ 0.0001
Share price			$ 44.00
Proceeds from Issuance Initial Public Offering	$ 3,500,001
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
August 2020 Registered Direct Offering, net of $1,464,276 issuance costs, shares		1,166,667	360,769
Issued and outstanding percentage			19.99%
Subsequent Event [Member] | Warrant [Member]
Subsequent Event [Line Items]
August 2020 Registered Direct Offering, net of $1,464,276 issuance costs, shares		1,166,667
Subsequent Event [Member] | Prefunded Warrants [Member]
Subsequent Event [Line Items]
Share price		$ 3.00
Shares issued price per share		0.0001
Exercise price of warrant		$ 3.00
Warrant term		5 years
Subsequent Event [Member] | Convertible Promissory Note Related Party [Member]
Subsequent Event [Line Items]
Debt instrument face amount			$ 2,000,000
Debt stated interest rate			5.00%
Debt instrument, maturity date			Nov. 25, 2023
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Required stockholder's equity (deficit)											$ 2,500,000
Reported stockholder's equity (deficit)											$ (2,500,000)